COMMON STOCK (Details) - USD ($)				9 Months Ended
	Jul. 12, 2018	Jun. 18, 2018	May 18, 2017	Sep. 30, 2018	Dec. 31, 2017
Number of shares issued (in shares)		4,405,000	20,000,000	4,395,000
Value par value per share			$ 0.0001
Common stock value			$ 2,000
Proceeds from issuance of common stock		$ 440		$ 440
Common Stock,authorized			100,000,000	100,000,000	100,000,000
Preferred stock,authorized			20,000,000	20,000,000	20,000,000
Common Stock,issued				11,800,000	20,000,000
Common Stock,outstanding				11,800,000	20,000,000
Preferred stock, issued				0	0
Preferred stock,outstanding				0	0
Exchange Acquisition Agreement [Member] | Xceptor LLC [Member]
Number of shares exchange in business acquisition (in shares)	3,000,000
Business acquisition, share price (in dollars per share)	$ 0.0001